Concentration of risk	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Concentration of risk

Note 12 — Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and short-term investments consisting of time deposit. In China, the insurance coverage for cash deposits at each bank is RMB 500,000. As of June 30, 2023 and December 31, 2022, cash and time deposit balance of RMB 136,273,128 (USD 18,859,244) and RMB 151,119,985 (USD 21,910,338) was deposited with financial institutions located in China, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Customer concentration risk

For the six months ended June 30, 2023, one customer accounted for 26.0% of the Company’s total revenues. For the six months ended June 30, 2022, one customer accounted for 24.1% of the Company’s total revenues.

As of June 30, 2023, two customers accounted for 25.3% and 25.2% of the Company’s accounts receivable. As of December 31, 2022, two customers accounted for 26.4% and 15.8% of the Company’s accounts receivable.

Vendor concentration risk

For the six months ended June 30, 2023, two vendors accounted for 50.7% and 14% of the Company’s total purchases. For the six months ended June 30, 2022, two vendors accounted for 31.4% and 16.2% of the Company’s total purchases.

As of June 30, 2023, one vendor accounted for 65.4% of the Company’s accounts payable. As of December 31, 2022, two vendors accounted for 63.6% and 10.0% of the Company’s accounts payable, respectively.